Note 15 - Loans and Export Prepayment - Export Prepayment Agreements Schedule (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Borrowings, balance		$ 170,906	$ 77,438
Additions		242,644	92,562
Interest expense (1)	[1]	28,724	17,272
Payment of interest (2)	[2]	(43,643)	(475)
Principal amortization (3)	[3]	(166,960)	(13,336)
Foreign Exchange(4)	[4]	58,520	(11,617)
Transaction costs additions		(237)	0
Transaction costs amortization		1,020	1,059
Others		1,343
Foreign currency translation adjustment of subsidiary		(42,594)	8,003
Borrowings, balance		$ 249,723	$ 170,906

[1]	Interest expenses incurred as of year ended December 31, 2024 - see note 27.
[2]	Interest payments made during the year ended December 31, 2024, totaled $43,643. This amount includes: (i) $8,612 for export prepayment agreements, (ii) $1,015 for financing agreements with BDMG, and (iii) $34,016 for the long-term export prepayment agreements – of which $17,938 related to 2024 interest and $16,078 related to 2023 interest. The total interest payment for the 2024 was $27,565;
[3]	Refers to repayment of principal of export prepayment trade finance of $166,496.
[4]	The Brazilian real depreciated by 28% against the U.S. dollar in 2024. This variation primarily affects provisions and does not significantly impact cash flow. As an exporting company with U.S. dollar-denominated revenues, the foreign exchange impact is generally offset by an increase in revenues.